REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

21. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating (loss) / income. Segment operating (loss) / income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: hydraulic fracturing, coil tubing, stimulation and pumping, cementing, nitrogen services, filtration services, pipelines and industrial services, production assurance, artificial lift services, and completions.

Drilling and Evaluation Services generates its revenue from the following service offerings: rigs and integrated services, fishing and downhole tools, thru-tubing intervention, tubular running services, directional drilling, drilling fluids, pressure control, well testing services, wireline logging services, and slickline services.

In January 2021, the Company announced an Environmental, Social, and Corporate Governance IMPACT (“ESG IMPACT”) initiative to develop a portfolio of product lines and services aimed to mitigate climate change, enhance water management and conservation, and minimize environmental waste in the industry. These innovative energy solutions so far include methane detection and control, flare capture and re-use, and water treatment and re-use. The results of ESG IMPACT were not material to our Consolidated Statements of Operations for the year ended December 31, 2022.

The Company’s operations and activities are located within certain geographies, primarily the MENA region, as well as in Malaysia, Indonesia and India.

Revenue from operations

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)
Reportable Segment:
Production Services	$567,249	$554,097	$557,327
Drilling and Evaluation Services	342,268	322,632	276,825
Total revenue from external customers	$909,517	$876,729	$834,152

Long-lived assets

	As of
	December 31, 2022	December 31, 2021
Reportable Segment:
Production Services	$239,958	$253,215
Drilling and Evaluation Services	173,520	133,691
Total Reportable Segments	413,478	386,906
Unallocated assets	47,583	38,600
Total long-lived assets	$461,061	$425,506

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating (loss) / income

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Reportable Segment:
Production Services	$28,717	$(1,858)	$56,180
Drilling and Evaluation Services	33,473	(1,238)	24,295
Total Reportable Segments	62,190	(3,096)	80,475
Unallocated expenses	(63,107)	(40,236)	(45,197)
Total Operating income / (loss)	(917)	(43,332)	35,278
Interest expense, net	(34,126)	(15,174)	(15,879)
Gain/(loss) on Private Warrant Liability	-	-	557
Other income / (expense), net	5,242	(2,073)	9,139
(Loss) / income before income tax	(29,801)	(60,579)	29,095

Unallocated expenses for the years ended December 31, 2022, December 31, 2021, and December 31, 2020, mainly include payroll and compensation costs for headquarters’ employees, professional and legal expenses relating to audit firms, consulting firms and legal counsel, and depreciation charges on headquarters’ offices and leasehold improvements.

Revenue by geographic area

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-
MENA	893,635	865,917	822,606
Rest of World	15,882	10,812	11,546
Total revenue	$909,517	$876,729	$834,152

Long-lived assets by geographic area

	As of
	December 31, 2022	December 31, 2021
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	443,967	408,089
Rest of World	17,094	17,417
Total long-lived assets	$461,061	$425,506

Significant customers

Revenues from four customers individually accounted for 40%, 9%, 7% and 7% of the Company’s consolidated revenues in the year ended December 31, 2022, 51%, 10%, 7% and 4% of the Company’s consolidated revenues in the year ended December 31, 2021, and 58%, 12%, 4% and 3% of the Company’s consolidated revenues in the year ended December 31, 2020.